Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued payroll and welfare	$ 12,545,378	¥ 81,623,990	¥ 16,033,703
Tax payables	4,958,711	32,262,859	90,478,748
Payable to suppliers	13,182,931	85,772,102	75,160,792
Payable to external service providers	6,935,185	45,122,393	16,347,014
Others	10,898,890	70,911,451	17,644,662
Total	$ 48,521,095	¥ 315,692,795	¥ 215,664,919